Other liabilities - Share-based payment arrangements (Details)								12 Months Ended
	Mar. 13, 2019 USD ($) Y $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) Y $ / shares	Jun. 20, 2017 USD ($) Y $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) Y $ / shares	May 29, 2016	Dec. 31, 2019 USD ($) EquityInstruments Y Option $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares
Ferroglobe PLC Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								2,175,853	1,025,042
Shares subject to performance conditions Outstanding | shares								2,026,460	875,649
Service condition							3 years	3 years
Percentage of total shareholder return (“TSR”) relative to a comparator group, vesting condition								30.00%
Percentage of TSR relative to S&P Global 1200 Metals and Mining Index, vesting condition								30.00%
Percentage of return on invested capital, vesting condition								20.00%
Percentage of net operating profit after tax, vesting condition								20.00%
Number of options with no performance obligations								149,393	149,393
Weighted average fair value of share options granted	$ 2.69		$ 22.56	$ 15.90		$ 16.77
Grant date share price | $ / shares	$ 2.44		$ 15.19	$ 10.50		$ 10.96
Exercise price | $ / shares	$ 0.00		$ 0.00	$ 0.00		$ 0.00		$ 2.69	$ 18.62
Expected volatility	53.54%		49.86%	43.15%		43.09%
Option life	3.00		3.00	3.00		3.00		8.52	6.18
Risk-free interest rate	2.40%		2.48%	1.52%		1.44%
Performance period remaining at grant date	2 years 9 months 22 days		2 years 9 months 11 days	2 years 6 months 11 days		2 years 6 months 29 days		3 years
Company TSR at grant date	(48.10%)		2.10%	(0.30%)		4.00%
Median comparator group TSR at grant date	(4.80%)		(6.20%)	(7.20%)		(3.70%)
Median index TSR at grant date	10.90%		(8.40%)	0.60%		4.80%
Share based compensation expense								$ 4,881,000	$ 2,798,000
Share options exercised								33,630
Ferroglobe PLC Equity Incentive Plan | Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								1,184,441
Weighted average fair value of share options granted								$ 2.69
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								129,930	129,930
Weighted average fair value of share options granted		$ 9.34
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								287,080	287,080
Weighted average fair value of share options granted			$ 22.56
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								17,342	17,342
Weighted average fair value of share options granted				$ 15.90
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								19,463	19,463
Weighted average fair value of share options granted								$ 10.96
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								382,002	382,002
Weighted average fair value of share options granted					$ 16.77
Exercise price | $ / shares
Ferroglobe PLC Equity Incentive Plan | Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments								155,595	189,225
Weighted average fair value of share options granted						$ 16.66
Exercise price | $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent								0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent								200.00%